SEI ASSET ALLOCATION TRUST

Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement Dated August 15, 2007
to the Class A Shares Prospectus Dated July 31, 2007

This Supplement provides new and additional information beyond that contained in Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in the footnote regarding Acquired Fund Fees and Expenses of the Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

The Prospectus is hereby amended and supplemented to reflect the following change in the footnote regarding Acquired Fund Fees and Expenses of the Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds. Accordingly, the first footnote under the sub-section entitled "Annual Fund Operating Expenses," relating to Acquired Fund Fees and Expenses, on pages 37, 47 and 57 is hereby deleted and replaced with the following:

* This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2007 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-464 (8/07)

SEI ASSET ALLOCATION TRUST

Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement Dated August 15, 2007
to the Class I Shares Prospectus Dated July 31, 2007

This Supplement provides new and additional information beyond that contained in Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in the footnote regarding Acquired Fund Fees and Expenses of the Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

The Prospectus is hereby amended and supplemented to reflect the following change in the footnote regarding Acquired Fund Fees and Expenses of the Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds. Accordingly, the first footnote under the sub-section entitled "Annual Fund Operating Expenses," relating to Acquired Fund Fees and Expenses, on pages 22, 27 and 32 is hereby deleted and replaced with the following:

* This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2007 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-465 (8/07)